COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Commitments

	December 31, 2011	December 31, 2010	June 30, 2010
Capital expenditure
—authorized
South Africa—KDC	373.7	375.2	342.4
South Africa—Beatrix	87.1	96.8	87.2
South Africa—South Deep	433.1	573.4	568.9
Ghana—Tarkwa	126.5	67.7	148.9
Ghana—Damang	16.9	53.1	7.5
Peru—Cerro Corona	44.7	44.0	29.4
Australia—St Ives	150.3	22.3	58.1
Australia—Agnew	10.4	59.0	10.2
Other	0.4	0.1	0.2

	1,243.1	1,291.6	1,252.8

The above capital expenditure amounts are based on management accounts which are prepared based on IFRS.

Contracted for	245.7	167.4	236.9
Other guarantees	1.7	2.2	2.6